Grandeur Peak Global Opportunities Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.71%
Australia — 3.92%
Imdex Ltd. (a)	47,610	$123,710
IPD Group Ltd/Australia(a)	664,936	2,261,560
MA Financial Group Ltd(a)	662,026	2,661,903
Mader Group Ltd(a)	9,400	45,673
Pinnacle Investment Management Group(a)	439,228	4,942,513
Qualitas Ltd(a),(b)	1,692,600	3,611,420
		13,646,779
Belgium — 3.07%
Melexis NV	107,293	8,453,238
X-Fab Silicon Foundries S.E. 144A(a),(b),(c)	298,749	2,234,845
		10,688,083

Canada — 3.23%
5N Plus, Inc.(a)	35,300	820,444
Aritzia Inc(a)	42,661	4,250,974
Descartes Systems Group, Inc. (The)(a)	26,400	1,982,773
Richelieu Hardware, Ltd. (a)	90,488	2,289,038
TerraVest Industries, Inc.	23,300	1,898,713
		11,241,942
China — 2.69%
Centre Testing International Group Company Ltd. (a)	879,900	1,873,403
Silergy Corp(a)	586,008	7,492,224
		9,365,627
Denmark — 0.37%
Chemometec A/S(a)	19,291	1,287,438

France — 3.55%
Exosens S.A.S(a)	13,200	870,966
Thermador Groupe(a)	31,541	2,754,243
Virbac S.A.	22,447	8,739,027
		12,364,236
Germany — 2.56%
Dermapharm Holding SE	70,866	3,351,605
Elmos Semiconductor AG	25,845	4,352,717
Gabler Group A.G.(a)	27,500	1,205,445
		8,909,767
India — 3.95%
Action Construction Equipment Ltd. (a)	109,100	1,223,978
Anant Raj Ltd.	339,000	2,219,093
Gulf Oil Lubricants India Ltd. (a)	206,082	2,309,846
SJS Enterprises Ltd	224,418	5,626,105
Supriya Lifescience Ltd(a)	263,500	2,394,656
		13,773,678
Italy — 6.35%
Diasorin SPA	27,658	2,292,656
Interpump Group SpA	321,671	12,890,588
Recordati SpA	116,620	6,948,233
		22,131,477
Japan — 10.43%
AZOOM Co Ltd(a)	96,200	2,813,360
Charm Care Corp KK	341,200	2,908,838
Hennge KK	149,602	1,223,711
Integral Corp	151,436	2,788,531
	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
Japan — 10.43% (continued)
Japan Elevator Service Holdings Company Ltd.	574,980	$6,115,617
Kandenko Company Ltd.	55,400	1,868,327
Kinden Corp	36,400	1,621,355
Kitz Corp	201,484	2,784,799
Mani, Inc. (a)	293,600	2,788,935
Maruwa Company Ltd. (a)	8,800	3,070,571
Monotaro Company, Ltd.	223,400	2,811,219
Tokyo Seimitsu Company Ltd.	17,000	1,832,723
ULS Group Inc	320,750	1,132,488
Visional Inc(a)	46,923	2,568,527
		36,329,001
Luxembourg — 1.49%
Eurofins Scientific S.E. (a)	65,996	5,188,935

Mexico — 1.32%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR - ADR	51,821	1,787,306
Regional SAB de CV(a)	344,202	2,831,937
		4,619,243
Netherlands — 2.57%
IMCD N.V.	61,400	6,712,991
Redcare Pharmacy N.V. 144A(a),(b),(c)	31,570	2,236,011
		8,949,002
South Korea — 3.18%
D’Alba Global Company Ltd. (a)	17,972	2,752,373
HD Hyundai Marine Solution Co	22,500	2,868,923
HPSP Company Ltd. (a)	49,696	1,191,561
Sanil Electric Company Ltd. (a)	24,600	2,441,163
SEMCNS Company Ltd.(a)	241,226	1,835,461
		11,089,481
Sweden — 7.65%
AddLife A.B.	80,200	1,361,178
AddTech AB(a)	64,207	2,337,277
Asker Healthcare Group AB	1,145,927	9,748,576
Bergman & Beving A.B. (a)	40,905	1,177,135
BoneSupport Holding AB 144A(a),(b),(c)	22,154	512,352
Lagercrantz Group AB(a)	112,216	2,639,988
Roko AB(a)	9,000	1,718,445
Vimian Group AB(a)	1,999,475	7,139,932
		26,634,883
Switzerland — 0.48%
R&S Group Holding A.G. 144A(b),(c)	64,700	1,674,387

Taiwan — 4.67%
Acter Company LTD	89,000	2,548,525
Airtac International Group	87,000	3,568,554
AURAS Technology Co. Ltd. (a)	58,000	1,619,540
Jentech Precision Industrial Co., Ltd.	23,000	2,452,868
P-Duke Technology Company Ltd. (a)	304,944	1,118,654
Sinbon Electronics Co., Ltd. (a)	303,000	2,776,460
Voltronic Power Technology Corporation	73,000	2,162,678
		16,247,279
United Arab Emirates — 0.84%
Spinneys 1961 Holding PLC(a)	8,465,127	2,926,638

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
United Kingdom — 15.32%
Cohort plc(a)	152,396	$2,518,026
CVS Group plc(a)	441,789	7,454,445
Diploma plc	110,638	10,914,692
Elixirr International PLC	215,902	1,804,033
Hill & Smith Holdings plc	67,255	2,583,245
Marex Group Ltd.(a)	40,036	2,599,137
Pollen Street Group Ltd(a)	138,248	1,598,609
Renew Holdings PLC	264,106	3,192,764
Rosebank Industries plc(a)	1,535,362	6,952,583
Softcat PLC(a)	84,414	2,195,674
Tatton Asset Management plc	291,603	2,782,411
Volution Group PLC(a)	1,047,309	8,736,985
		53,332,604
United States — 21.44%
4Imprint Group(a)	40,202	2,231,157
AtriCure, Inc.(a)	208,862	7,886,629
Badger Meter, Inc (a)	13,925	1,870,824
Bel Fuse, Inc., Class B	18,954	5,154,919
Core & Main, Inc., Class A(a)	20,325	893,690
Federal Signal Corporation(a)	14,800	1,849,260
Houlihan Lokey, Inc.	20,025	2,512,937
JFrog Ltd.(a)	18,343	1,463,588
Kadant, Inc.	41,277	12,692,677
Karman Holdings, Inc.(a)	28,050	1,350,608
LeMaitre Vascular, Inc.	69,166	7,007,899
Limbach Holdings, Inc.(a)	22,525	1,615,043
Littelfuse, Inc.	22,465	9,932,450
M-Tron Industries, Inc.(a)	23,627	1,946,392
Mueller Water Products, Inc., Class A, Series A(a)	85,750	2,164,330
Ollie’s Bargain Outlet Holdings, Inc.(a)	66,974	4,920,580
Pennant Group, Inc. (The)(a)	97,801	3,943,336
Pjt Partners, Inc., Class A	17,150	2,886,517
Power Integrations, Inc. (a)	13,775	836,280
Rubrik, Inc., Class A(a)	4,725	341,901
RxSight, Inc.(a)	192,902	1,159,341
		74,660,358
Vietnam — 0.63%
Asia Commercial Bank JSC	2,650,910	2,207,748

Total Common Stocks (Cost $274,631,972)		347,268,586

Total Common Stocks/ Investments — 99.71%
(Cost $274,631,972)		347,268,586

Other Assets in Excess of Liabilities — 0.29%		998,920

NET ASSETS — 100.00%		$348,267,506

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $10,269,015, representing 2.95% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $6,657,595, representing 1.91% of net assets.